GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Operations And Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended		9 Months Ended		2 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 07, 2012	Sep. 27, 2013	Sep. 07, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Predecessor [Member] Subsidiary Issuer	Sep. 07, 2012 Predecessor [Member] Subsidiary Issuer	Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries		Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries		Sep. 07, 2012 Predecessor [Member] Consolidating Adjustments	Sep. 07, 2012 Predecessor [Member] Consolidating Adjustments	Sep. 28, 2012 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 28, 2012 Successor [Member] Parent Company (Guarantor)	Sep. 27, 2013 Successor [Member] Parent Company (Guarantor)	Sep. 27, 2013 Successor [Member] Parent Company (Guarantor)	Sep. 28, 2012 Successor [Member] Subsidiary Issuer	Sep. 27, 2013 Successor [Member] Subsidiary Issuer	Sep. 27, 2013 Successor [Member] Subsidiary Issuer	Sep. 28, 2012 Successor [Member] Guarantor Subsidiaries		Sep. 27, 2013 Successor [Member] Guarantor Subsidiaries		Sep. 27, 2013 Successor [Member] Guarantor Subsidiaries		Sep. 28, 2012 Successor [Member] Consolidating Adjustments	Sep. 27, 2013 Successor [Member] Consolidating Adjustments	Sep. 27, 2013 Successor [Member] Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales			$ 269,349	$ 917,752	$ 0	$ 0	$ 269,349	$ 917,752	$ 0	[1]	$ 0	[1]	$ 0	$ 0	$ 80,901	$ 421,541	$ 1,208,000	$ 0	$ 0	$ 0	$ 80,901	$ 360,846	$ 1,025,002	$ 0	[1]	$ 60,695	[1]	$ 182,998	[1]	$ 0	$ 0	$ 0
Cost of sales			172,294	584,033	0	0	172,294	584,033	0	[1]	0	[1]	0	0	50,601	274,563	790,993	0	0	0	50,601	229,015	653,101	0	[1]	45,548	[1]	137,892	[1]	0	0	0
Gross profit			97,055	333,719	0	0	97,055	333,719	0	[1]	0	[1]	0	0	30,300	146,978	417,007	0	0	0	30,300	131,831	371,901	0	[1]	15,147	[1]	45,106	[1]	0	0	0
Operating Expenses:
Selling, general and administrative expenses			71,920	255,409	0	0	75,939	269,138	5	[1]	13	[1]	(4,024)	(13,742)	20,271	130,052	347,288	0	95	226	21,429	122,166	324,070	2	[1]	7,382	[1]	22,157	[1]	(1,160)	409	835
Depreciation and amortization			5,048	17,707	0	0	5,048	17,707	0	[1]	0	[1]	0	0	2,367	12,531	37,583	0	0	0	1,440	6,768	20,302	0	[1]	445	[1]	1,329	[1]	927	5,318	15,952
Merger related expenses			16,864	19,049	0	0	16,864	19,049	0	[1]	0	[1]	0	0	37,695	303	1,275	27,890	0	55	9,805	303	1,220	0	[1]	0	[1]	0	[1]	0	0	0
Other Operating Income			0	0	0	0	0	0	(4,024)	[1]	(13,742)	[1]	4,024	13,742	0			0			0			(1,207)	[1]					1,207
Operating income (loss)			3,223	41,554	0	0	(796)	27,825	4,019	[1]	13,729	[1]	0	0	(30,033)	4,092	30,861	(27,890)	(95)	(281)	(2,374)	2,594	26,309	1,205	[1]	7,320	[1]	21,620	[1]	(974)	(5,727)	(16,787)
Temporary Equity, Interest in Subsidiary Earnings			0	0	3,662	(12,824)	(3,615)	(10,881)	0	[1]	0	[1]	(47)	23,705	0	0	0	(2,874)	3,050	(3,518)	(1,106)	(5,184)	(15,095)	0	[1]	0	[1]	0	[1]	3,980	2,134	18,613
Loss on extinguishment of debt, net	(2,214)		(2,214)	(2,214)	0	0	(2,214)	(2,214)	0	[1]	0	[1]	0	0	0	0	0
Interest and other (expense) income, net			(4,042)	(15,132)	0	0	(4,792)	(17,610)	750	[1]	2,478	[1]	0	0	(3,907)	(15,305)	(46,107)	(2,487)	(9,653)	(28,911)	(1,912)	(7,384)	(22,292)	247	[1]	755	[1]	2,216	[1]	245	977	2,880
(Loss) income before income taxes			(3,033)	24,208	(3,662)	12,824	(4,187)	18,882	4,769	[1]	16,207	[1]	47	(23,705)	(33,940)	(11,213)	(15,246)	(27,503)	(12,798)	(25,674)	(3,180)	394	19,112	1,452	[1]	8,075	[1]	23,836	[1]	(4,709)	(6,884)	(32,520)
Income tax (benefit) provision			629	11,384	0	0	(525)	6,058	1,154	[1]	5,326	[1]	0	0	(9,226)	(4,007)	(7,732)	(3,518)	(5,592)	(18,160)	(6,054)	(1,306)	1,687	346	[1]	2,891	[1]	8,741	[1]	0	0	0
Net Income (Loss) Attributable to Parent			(3,662)	12,824	(3,662)	12,824	(3,662)	12,824	3,615	[1]	10,881	[1]	47	(23,705)	(24,714)	(7,206)	(7,514)	(23,985)	(7,206)	(7,514)	2,874	1,700	17,425	1,106	[1]	5,184	[1]	15,095	[1]	(4,709)	(6,884)	(32,520)
Other comprehensive income (loss)			201	189	0	0	201	189	0	[1]	0	[1]	0	0	(41)	159	(259)	0	159	(259)	(41)	159	(259)	0	[1]	0	[1]	0	[1]	0	(159)	259
Dividends, Preferred Stock				0		0		(70,965)			0	[1]		70,965
Net income (loss) attributable to common stockholders			(3,662)	12,824		12,824		(58,141)			10,881	[1]		47,260	(24,714)	(7,206)	(7,514)
Comprehensive (loss) income		$ (7,773)	$ (3,461)	$ 13,013	$ (3,662)	$ 12,824	$ (3,461)	$ (57,952)	$ 3,615	[1]	$ 10,881	[1]	$ 47	$ 47,260	$ (24,755)	$ (7,047)	$ (7,773)	$ (23,985)	$ (7,047)	$ (7,773)	$ 2,833	$ 1,859	$ 17,166	$ 1,106	[1]	$ 5,184	[1]	$ 15,095	[1]	$ (4,709)	$ (7,043)	$ (32,261)

[1]	The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.